Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

The following table summarizes option activity under the plans for nine months ended September 30, 2019 (in thousands except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	10,203,432	$3.04	8.97	$129,551
Granted	4,016,717	13.88
Exercised	(866,374)	1.21
Forfeited	(1,028,422)	6.85
Outstanding at September 30, 2019	12,325,353	$6.30	8.52	$77,045
Vested and expected to vest, as of September 30, 2019	12,325,353	$6.30	8.52	$77,045
Exercisable, as of September 30, 2019	4,093,530	$3.13	7.83	$36,059

Summary of Award Activity

The following table summarizes award activity for the nine months ended September 30, 2019:

	Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2018	219,922	$15.48
Granted	414,500	12.34
Vested	—	—
Forfeited	(37,500)	11.17
Unvested and outstanding at September 30, 2019	596,922	$13.57

Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	September 30,	September 30,
	2019	2018
Research and development	$5,041	$1,847
General and administrative	8,712	2,112
Total share-based compensation	$13,753	$3,959